Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Allowance for Loan Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	$ 8,332	$ 11,401	$ 21,608
Allocated to:
Specific reserves				$ 1,009	$ 1,074
General reserves				8,700	7,258
Ending balance	9,709	8,332	21,608	9,709	8,332
Loans receivable at December 31, 2014:
Individually reviewed for impairment				5,799	12,956
Collectively reviewed for impairment				467,020	360,600
Loans receivable				472,819	373,556
Allocated to:
Provision for losses	(164)	(6,998)	(7,881)
Charge-offs	(193)	(1,214)	(5,046)
Recoveries	1,734	5,143	2,720
Balance,	9,709	8,332	11,401
1-4 Family Porfolio Segment[Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	1,096	1,628	2,821
Allocated to:
Specific reserves				223	270
General reserves				767	826
Ending balance	1,096	1,628	2,821	990	1,096
Loans receivable at December 31, 2014:
Individually reviewed for impairment				2,203	1,867
Collectively reviewed for impairment				88,742	67,974
Loans receivable				90,945	69,841
Allocated to:
Provision for losses	(105)	(440)	(1,206)
Charge-offs	(19)	(92)	(200)
Recoveries	18	0	213
Balance,	990	1,096	1,628
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	5,024	6,458	13,588
Allocated to:
Specific reserves				296	370
General reserves				5,782	4,654
Ending balance	5,024	6,458	13,588	6,078	5,024
Loans receivable at December 31, 2014:
Individually reviewed for impairment				2,204	9,728
Collectively reviewed for impairment				245,149	181,940
Loans receivable				247,353	191,668
Allocated to:
Provision for losses	(427)	(3,518)	(5,190)
Charge-offs	0	(936)	(3,711)
Recoveries	1,481	3,020	1,771
Balance,	6,078	5,024	6,458
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	1,009	1,106	1,146
Allocated to:
Specific reserves				370	307
General reserves				830	702
Ending balance	1,009	1,106	1,146	1,200	1,009
Loans receivable at December 31, 2014:
Individually reviewed for impairment				977	806
Collectively reviewed for impairment				63,438	54,119
Loans receivable				64,415	54,925
Allocated to:
Provision for losses	254	(4)	347
Charge-offs	(105)	(131)	(484)
Recoveries	42	38	97
Balance,	1,200	1,009	1,106
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	1,203	2,209	4,053
Allocated to:
Specific reserves				120	127
General reserves				1,321	1,076
Ending balance	1,203	2,209	4,053	1,441	1,203
Loans receivable at December 31, 2014:
Individually reviewed for impairment				415	555
Collectively reviewed for impairment				69,691	56,567
Loans receivable				$ 70,106	$ 57,122
Allocated to:
Provision for losses	114	(3,036)	(1,832)
Charge-offs	(69)	(55)	(651)
Recoveries	193	2,085	639
Balance,	$ 1,441	$ 1,203	$ 2,209